Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Contract assets	$ 10,153	$ 14,525	$ 10,153
Contract liabilities	95,500	88,800	95,500
Contract liabilities, current	79,423	70,827	79,423
Revenue recognized related to advance customer payments previously received	75,800	75,500
Accrued and Other Current Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, current	79,400	70,800	79,400
Other Long-Term Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, noncurrent	$ 16,100	$ 18,000	$ 16,100
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Minimum
Disaggregation of Revenue [Line Items]
Concentration risk			78.00%
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Maximum
Disaggregation of Revenue [Line Items]
Concentration risk			79.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales			10.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales			11.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales			10.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales			12.00%